21. Deferred revenue (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfDeferredRevenueLineItems [Line Items]
Noncurrent	$ 275,437	$ 287,384
Current	5,346	4,961
Nonrefundable customer contributions
SummaryOfDeferredRevenueLineItems [Line Items]
Noncurrent	275,437	287,384
Current	$ 5,346	$ 4,961